Taxes (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Income before IRPJ and CSLL	R$ 2,907,234	R$ 2,489,724	R$ 942,888
(-) Equity in income	(281,202)	(307,809)	(478,577)
Income after IRPJ and CSLL	2,626,032	2,181,915	464,311
IRPJ and CSLL (34%)	(892,851)	(741,851)	(157,866)
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Interest on equity (JSCP)	300,220	325,720	329,800
Dividends	388	453	250
Non deductible expenses	(24,957)	(22,701)	(25,172)
Tax incentives	4,251	9,905	11,492
Unrecognized tax loss and negative basis of CSLL	(17,878)	(24,345)	(29,870)
Difference between tax bases of deemed profit and taxable profit	(29,949)	18,844	35,677
Effect of non taxable monetary variation (Selic) on undue tax payments	48,918	87,207	100,282
Other tax effects for reconciliation between accounting profit and tax expense (income)	12,423	(7,289)	16,506
Tax expense (income)	R$ (599,435)	R$ (354,057)	R$ 281,099
Average effective tax rate	22.80%	16.20%	(60.50%)